CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (Parenthetical) - Sale of products - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from related party	$ 0	$ 0	$ 0	$ 1	$ 1	$ 10	$ 0
Cost of revenue from related party	$ 0	$ 4	$ 0	$ 8